UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:


/s/ Debra Fine                  New York, New York             May 14, 2012
-------------------------      ---------------------      ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:    $966,496
                                        (in thousands)



List of Other Included Managers:


No.        Form 13F File Number         Name
---        --------------------         ------------------------
1          028-14291                    Dekel Partners, L.P.
2          028-14286                    Fine Partners I, L.P.
3          028-14296                    Noga Partners, L.P.
4          028-14838                    Fine Offshore Partners, L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------   ---------------------  ---------- -------- ---------------------
                                                          VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE    SHARED NONE
--------------                --------------  ---------  --------   ---------  ---  ----  ----------  -------- --------- ------ ----
ACCURIDE CORP NEW             COM NEW         00439T206   11,086    1,275,700  SH            SOLE       N/A    1,275,700
ALLIANCE ONE INTL INC         COM             018772103   29,769    7,896,310  SH            SOLE       N/A    7,896,310
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307   33,188    2,126,065  SH            SOLE       N/A    2,126,065
COINSTAR INC                  COM             19259P300   82,825    1,303,300  SH            SOLE       N/A    1,303,300
COWEN GROUP INC NEW           CL A            223622101    8,434    3,112,258  SH            SOLE       N/A    3,112,258
DANA HLDG CORP                COM             235825205   33,443    2,157,600  SH            SOLE       N/A    2,157,600
FERRO CORP                    COM             315405100    3,255      548,062  SH            SOLE       N/A      548,062
HARRIS CORP DEL               COM             413875105    4,679      103,800  SH            SOLE       N/A      103,800
HORNBECK OFFSHORE SVCS INC N  COM             440543106   37,003      880,403  SH            SOLE       N/A      880,403
LIVE NATION ENTERTAINMENT IN  COM             538034109   57,145    6,079,234  SH            SOLE       N/A    6,079,234
LIVE NATION ENTERTAINMENT IN  COM             538034109   14,049    1,494,600       PUT      SOLE       N/A    1,494,600
MBIA INC                      COM             55262C100   46,269    4,721,327  SH            SOLE       N/A    4,721,327
MBIA INC                      COM             55262C100   31,490    3,213,300       CALL     SOLE       N/A    3,213,300
MASCO CORP                    COM             574599106   10,671      798,147  SH            SOLE       N/A      798,147
PHH CORP                      COM NEW         693320202   35,043    2,265,241  SH            SOLE       N/A    2,265,241
POLYONE CORP                  COM             73179P106   79,350    5,510,450  SH            SOLE       N/A    5,510,450
PZENA INVESTMENT MGMT INC     CLASS A         74731Q103    2,592      443,122  SH            SOLE       N/A      443,122
REGIONS FINANCIAL CORP NEW    COM             7591EP100   34,368    5,215,100  SH            SOLE       N/A    5,215,100
SCIENTIFIC GAMES CORP         CL A            80874P109   78,551    6,736,822  SH            SOLE       N/A    6,736,822
SEARS HLDGS CORP              COM             812350106   34,927      527,200  SH            SOLE       N/A      527,200
SYNOVUS FINL CORP             COM             87161C105   33,177   16,183,779  SH            SOLE       N/A   16,183,779
YAHOO INC                     COM             984332106   86,781    5,701,800       CALL     SOLE       N/A    5,701,800
AIRCASTLE LTD                 COM             G0129K104   35,257    2,880,467  SH            SOLE       N/A    2,880,467
ASSURED GUARANTY LTD          COM             G0585R106  109,291    6,615,700  SH            SOLE       N/A    6,615,700
ASSURED GUARANTY LTD          COM             G0585R106   33,853    2,049,200       CALL     SOLE       N/A    2,049,200




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